Exceptional Items - Schedule of Information about Exceptional Items (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of exceptional items [line items]
Operating profit items	£ 2,430	£ 2,190
Non-operating items	146
Profit before taxation	2,627	2,204
Exceptional taxation	(560)	(77)
Total exceptional items	2,067	2,127
Attributable to:
Non-controlling interests	91	69
Total exceptional items	2,067	2,127
GMP equalisation [member]
Disclosure of exceptional items [line items]
Operating profit items	(21)
Exceptional items [member]
Disclosure of exceptional items [line items]
Operating profit items	(21)
Non-operating items	146
Profit before taxation	125
Exceptional taxation	(30)	360
Total exceptional items	95	360
Attributable to:
Equity shareholders of the parent company	95	360
Non-controlling interests	0	0
Total exceptional items	95	360
Portfolio of 19 brands [member]
Disclosure of exceptional items [line items]
Non-operating items	154
United National Breweries [member]
Disclosure of exceptional items [line items]
Non-operating items	(8)
Exceptional operating items [member]
Disclosure of exceptional items [line items]
Exceptional taxation	4
Exceptional non-operating Items [member]
Disclosure of exceptional items [line items]
Exceptional taxation	£ (34)
Tax Cuts and Jobs Act [member]
Disclosure of exceptional items [line items]
Exceptional taxation		£ 360